CONSOLIDATED STATEMENTS OF CASH FLOWS (Additional information) ₪ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Acquisition of subsidiary	$ 12,536
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Working capital (excluding cash and cash equivalents)	9,427
Investments	319
Investments	0
Inventories	3,883
Property, plant and equipment	15,193
Right of use assets	15,037
Lease liability	(15,037)
Intangible assets	6,458
Goodwill	67,269
Non-controlling interest	0
Long term loans	0
Bank Loans	0
Deferred tax liability	0
Common shares issued upon the acquisition	(99,028)
Identifiable assets acquired (liabilities assumed)	(362)
Panaxia Logistics Ltd. [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Accrued purchase consideration liability	(126)
Investments	0
Investments	2,837
Inventories	19
Property, plant and equipment	88
Right of use assets	0
Lease liability	0
Intangible assets	776
Goodwill	3,240
Non-controlling interest	0
Long term loans	0
Bank Loans	0
Deferred tax liability	0
Common shares issued upon the acquisition	(6,960)
Identifiable assets acquired (liabilities assumed)	6,834
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Working capital (excluding cash and cash equivalents)	4,471
Loans payable	(915)
Property, plant and equipment and right of use assets	6,735
Investments	0
Investments	0
Inventories	4,180
Property, plant and equipment	6,105
Right of use assets	630
Lease liability	(873)
Intangible assets	17,200
Goodwill	39,932
Non-controlling interest	0
Long term loans	0
Bank Loans	(915)
Deferred tax liability	(4,061)
Common shares issued upon the acquisition	(62,620)
Identifiable assets acquired (liabilities assumed)	(131)
Vironna pharmacy [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Working capital (excluding cash and cash equivalents)	44
Accrued purchase consideration liability	(1,855)
Property, plant and equipment and right of use assets	210
Investments	0
Investments	0
Inventories	639
Property, plant and equipment	210
Right of use assets	0
Lease liability	0
Intangible assets	2,316
Goodwill	2,250
Non-controlling interest	(1,026)
Long term loans	0
Bank Loans	0
Deferred tax liability	(532)
Common shares issued upon the acquisition	(3,319)
Identifiable assets acquired (liabilities assumed)	1,407
Pharm Yarok pharmacy [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Working capital (excluding cash and cash equivalents)	(646)
Accrued purchase consideration liability	(1,332)
Investments	0
Investments	0
Inventories	346
Property, plant and equipment	1,145
Right of use assets	0
Lease liability	0
Intangible assets	974
Goodwill	4,294
Non-controlling interest	0
Long term loans	(1,042)
Bank Loans	0
Deferred tax liability	(224)
Common shares issued upon the acquisition	(4,606)
Identifiable assets acquired (liabilities assumed)	3,169
Oranim pharmacy [Member]
Disclosure Of Detailed Information About Additional Cash Flow Information [Line Items]
Working capital (excluding cash and cash equivalents)	595
Accrued purchase consideration liability	(2,726)
Property, plant and equipment and right of use assets	389
Investments	0
Investments	0
Inventories	1,043
Property, plant and equipment	389
Right of use assets	1,312
Lease liability	(1,312)
Intangible assets	2,991
Goodwill	2,907
Non-controlling interest	(1,849)
Long term loans	0
Bank Loans	0
Deferred tax liability	(688)
Common shares issued upon the acquisition	(4,830)
Identifiable assets acquired (liabilities assumed)	$ 1,619